Document and Entity Information	Nov. 04, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001730168
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	BROADCOM INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38449
Entity Tax Identification Number	35-2617337
Entity Address, Address Line One	1320 Ridder Park Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	433-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Mandatory Convertible Preferred Stock, Series A, $0.001 par value
Trading Symbol	AVGO.P
Security Exchange Name	NASDAQ